Rule 497(e)

Registration Nos. 333-140895 and 811-22019

First Trust Exchange-Traded AlphaDEX® Fund

(the “Trust”)

First Trust Small Cap Growth AlphaDEX® Fund

(the “Fund”)

Supplement to the Fund’s Statement of Additional Information

May 8, 2023

Notwithstanding anything to the contrary in the Fund’s statement of additional information, the Fund’s gross income from securities lending activities was $14,838.

Please Keep this Supplement with your Fund

Statement of Additional Information for Future Reference